Note 17 - Commitments and Contingencies - Minimum Operating Lease Payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
2019	$ 24,505
2020	23,124
2021	19,643
2022	15,384
2023	11,946
Thereafter	$ 21,446